SAFE Agreements and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SAFE Agreements and Fair Value Measurements [Abstract]
SAFE Agreements and Fair Value Measurements

Note 8 - SAFE Agreements and Fair Value Measurements

Prior to the Closing, SEE ID had issued Simple Agreements for Future Equity (the “SAFE agreements”) to investors for proceeds totaling $8,480,217. Under the terms of these SAFE agreements, which had stated discount rates ranging from 67% to 80%, the following would happen upon the occurrence of these events (all capitalized terms are as defined in the SAFE agreements):

a)	Equity Financing - the SAFE agreements will automatically convert into the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Discount Price with certain SAFE agreements subject to a post-money valuation cap of $30,000,000.

b)	Liquidity Event - the SAFE agreements will automatically be entitled to receive a portion of Proceeds, due and payable to the Investor immediately prior to, or concurrent with, the consumption of such Liquidity Event, equal to the greater of (i) the Purchase Amount (the “Cash-Out Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price.

c)	Dissolution Event - the Investor will automatically be entitled to receive a portion of Proceeds equal to the Cash-Out Amount, due and payable to the Investor immediately prior to the consummation of the Dissolution Event.

In accordance with FASB ASC 815-40, Contracts in Entity’s Own Equity, the Company determined that the SAFE agreements represented freestanding financial instruments and, accordingly, classified them as derivative liabilities in the accompanying condensed consolidated balance sheets. The SAFE agreements were carried at estimated fair value, which was determined by the Company via a probability-weighted expected return method.

The Business Combination, which closed on June 18, 2025, as described in Note 3, qualified as an “Equity Financing” under the terms of the Company’s SAFE agreements. As a result, all outstanding SAFE notes were converted into 2,909,057 shares of Common Stock. The Company recognized a fair value change in the SAFE notes of $17,368,415, based on the fair value of the Common Stock at Closing of $14.00 per share. Accordingly, no SAFE notes remained outstanding as of June 30, 2025.

For the three and six-months ended June 30, 2025 and 2024, the SAFE note activity was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024 (As restated)	2025	2024 (As restated)
Fair Value - beginning of period	$22,746,675	$18,904,905	$23,334,626	$4,602,950
Addition	-	1,634,500	23,752	3,134,500
Change in fair value	17,980,118	660,755	17,368,415	13,462,710
SAFE notes converted into shares	(40,726,793)	-	(40,726,793)	-
Fair Value - end of period	$-	$21,200,160	$-	$21,200,160

Derivative Instruments: Derivative instruments that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such derivative instruments are included in Level 3.

Upon the completion of the Business Combination, all outstanding derivatives were converted into shares of the Company’s Common Stock. The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2025	December 31, 2024
Derivative liabilities	3	$-	$23,334,626

Note 5 - SAFE Agreements

At December 31, 2024 and 2023, SEE ID has issued Simple Agreements for Future Equity (the “SAFE agreements”) to investors for proceeds totaling $8,461,465 and $4,221,965, respectively. Under the terms of these SAFE agreements, which have stated discount rates which range from 67 - 80%, the following will happen upon the occurrence of these events (all capitalized terms are as defined in the SAFE agreements):

a) Equity Financing - the SAFE agreements will automatically convert into the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Discount Price with certain SAFE agreements subject to a post-money valuation cap of $30,000,000.

b) Liquidity Event - the SAFE agreements will automatically be entitled to receive a portion of Proceeds, due and payable to the investor immediately prior to, or concurrent with, the consummation of such Liquidity Event, equal to the greater of (i) the Purchase Amount (the “Cash-Out Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price.

c) Dissolution Event - the Investor will automatically be entitled to receive a portion of Proceeds equal to the Cash-Out Amount, due and payable to the Investor immediately prior to the consummation of the Dissolution Event.

None of these events had occurred at December 31, 2024, and the SAFE agreements remained outstanding.

In accordance with FASB ASC 815-40, Contracts in Entity’s Own Equity, the Company determined the SAFE agreements are freestanding financial instruments and accordingly are classified as “liabilities” in the accompanying consolidated balance sheets. The SAFE agreements are carried at estimated fair value determined by the Company using a probability-weighted expected return method. During the years ended December 31, 2024 and 2023, SEE ID issued additional SAFE agreements to investors totaling $4,239,500 and $2,120,000, and the change in the fair value of the SAFE agreements was $14,492,176 and $263,239, respectively.

SAFE agreements activity for the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
SAFE agreements at fair value, beginning of year	$4,602,950	$2,219,711
Plus: SAFE agreements issued for cash	4,239,500	2,120,000
Plus: Change in fair value	14,492,176	263,239
SAFE agreements at fair value, end of year	$23,334,626	$4,602,950